Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

The exchange rates as of December 31, 2025 and June 30, 2025 and for the six months ended December 31, 2025 and 2024 are as follows:

	December 31,	June 30,	For the Six Months Ended December 31,
	2025	2025	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.0288	7.1586	7.1048	7.1373

Schedule of Property and Equipment	Property and equipment consist of the following:

	December 31, 2025	June 30, 2025
Office equipment	$77,931	$4,093
Office building	5,813,773	-
Construction in progress	253,508	5,805,109
Total	$6,145,212	$5,809,202

Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Office equipment	3 years
Office building	30 years

Schedule of Intangible Assets Useful Life

Intangible assets consist primarily of the computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method. The amortization for intangible assets amounts to $214 and $196 for the six months ended December 31, 2025 and 2024, respectively.

Computer software	15 years

Schedule of Disaggregated Revenue

The following table summarized disaggregated revenues for the six months ended December 31, 2025 and 2024:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Digital promotion services	$11,446,522	$13,650,715
Risk-assessment services	97,375	3,337,798
Value-added services	109,062	298,952
Total	$11,652,959	$17,287,465

Schedule of Concentration and Risks

Customers from whom individually represent greater than 10% of total revenues of the company for the Six Months ended December 31, 2025 and 2024 are as follows.

	For the Six Months Ended December 31,
	2025		2024
	Amount	%	Amount		%
Customer A	$8,665,623	74.4	$	*	*
Customer B	*	*		5,273,553	30.5

*	Indicates below 10%.

Customers from whom individually represent greater than 10% of total balance of accounts receivable of the company as of December 31, 2025 and 2024 are as follows.

	December 31,		June 30,
	2025		2024
	Amount	%	Amount		%
Customer C	$26,487	94.4	$	*	*
Customer D	*	*		95,744	42.2
Customer E	*	*		37,412	16.5

*	Indicates below 10%.

Major suppliers

Suppliers from whom individually represent greater than 10% of total purchases of the company for the Six Months ended December 31, 2025 and 2024 are as follows.

	For the Six Months Ended December 31,
	2025		2024
	Amount	%	Amount	%
Supplier A	$8,507,418	73.3	$3,956,747	23.2
Supplier B	2,020,540	17.4	2,768,100	16.2
Supplier C	161,103	1.4	2,859,908	16.8

Suppliers from whom individually represent greater than 10% of total balance of accounts payable of the company as of December 31, 2025 and 2024 are as follows.

	December 31,			June 30,
	2025			2024
	Amount		%	Amount	%
Supplier B	$	*	*	$139,692	69.4
Supplier D		71,136	94.3	*	*
Supplier E		*	*	52,442	26.0

*	Indicates below 10%.

Suppliers from whom individually represent greater than 10% of total balance of advance to suppliers of the company as of December 31, 2025 and 2024 are as follows.

	December 31,		June 30,
	2025		2024
	Amount	%	Amount	%
Supplier A	$2,890,265	73.6	$2,765,346	76.1
Supplier B	541,043	13.8	*	*
Supplier C	*	*	856,960	23.6

*	Indicates below 10%.